REAL ESTATE HELD FOR INVESTMENT (Geographic Concentration Risk) - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration risk, percentage	35.80%	39.20%
Georgia | Assets, Total
Concentration Risk [Line Items]
Concentration risk, percentage	16.90%	17.00%
California | Assets, Total
Concentration Risk [Line Items]
Concentration risk, percentage	13.70%	13.90%